ORGANIZATION, NATURE OF OPERATIONS AND GOING CONCERN	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
ORGANIZATION, NATURE OF OPERATIONS AND GOING CONCERN

NOTE 1 – ORGANIZATION, NATURE OF OPERATIONS AND GOING CONCERN

Organization and Nature of Operations

Volcon, Inc. (“Volcon”) was formed on February 21, 2020, as a Delaware Corporation, under the name Frog ePowersports, Inc. The Company was renamed Volcon on October 1, 2020. Volcon is developer and manufacturer of all-electric off road powersport vehicles.

On January 5, 2021, the Company created Volcon ePowersports, LLC, (“Volcon LLC”) a Colorado wholly owned subsidiary of the Company, to sell Volcon vehicles and accessories in the United States.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has recurring losses and generated negative cash flows from operations since inception. Due to these conditions, it raised substantial doubt about its ability to continue as a going concern. Management intends to finance operating costs over the next twelve months with loans or the sale of equity. The consolidated financial statements do not include any adjustments that may result should the Company be unable to continue as a going concern.

Impact of COVID-19

The outbreak of the 2019 novel coronavirus disease (“COVID-19”), which was declared a global pandemic by the World Health Organization on March 11, 2020, and the related responses by public health and governmental authorities to contain and combat its outbreak and spread, has severely impacted the U.S. and world economies. Economic recessions, including those brought on by the COVID-19 outbreak may have a negative effect on the demand for the Company’s products and the Company’s operating results. The range of possible impacts on the Company’s business from the coronavirus pandemic could include: (i) changing demand for the Company’s products; and (ii) potential disruption to the Company’s supply chain and distribution network.